Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BERNSTEIN SANFORD C FUND II INC
Entity Central Index Key	0001166729
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000030507
Shareholder Report [Line Items]
Fund Name	Intermediate Duration Institutional Portfolio
Class Name	Intermediate Duration Institutional Class
Trading Symbol	SIIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intermediate Duration Institutional Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SIIDX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SIIDX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Duration Institutional Class	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, the portfolio underperformed the Bloomberg US Aggregate Bond Index (the "benchmark"). Yield-curve positioning detracted from performance, relative to the benchmark. In sector allocation, off-benchmark exposure to emerging-market corporate bonds detracted from relative performance, while an underweight to US government treasuries and agency-risk sharing securities added to performance. Security selection in asset-backed securities detracted, offset by outperformance from selections in US agency mortgage-backed securities, US investment-grade corporate securities and US commercial mortgage-backed securities. Currency decisions had no overall effect.

During the 12-month period, futures and interest rate swaps were used to manage and hedge duration risk and/or to take active yield-curve positioning, while currency forwards were used to hedge foreign currency exposure.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Intermediate Duration Institutional Class	2.84%	-0.18%	2.13%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SIIDX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 853,629,256
Holdings Count | Holding	589
Advisory Fees Paid, Amount	$ 3,045,468
InvestmentCompanyPortfolioTurnover	180.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$853,629,256
# of Portfolio Holdings	589
Portfolio Turnover Rate	180%
Total Advisory Fees Paid (Net)	$3,045,468

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Governments - Treasuries	29.0%
Corporates - Investment Grade	25.1%
Mortgage Pass-Throughs	20.9%
Asset-Backed Securities	6.2%
Collateralized Mortgage Obligations	5.8%
Commercial Mortgage-Backed Securities	1.6%
Agencies	1.6%
Inflation-Linked Securities	1.2%
Others	3.7%
Short-Term Investments	15.3%
Other Assets Less Liabilities	-10.4%

Material Fund Change [Text Block]